JPMorgan Multi-Manager Small Cap Growth Fund
a series of
J.P. Morgan Fleming Series Trust

Supplement dated July 18, 2006 to the Fund’s
Statement of Additional Information dated May 1, 2006

Effective immediately, Frederick J. Ruvkun of J. & W. Seligman & Co. Incorporated (“Seligman”) will no longer serve as a portfolio manager to the portion of the JPMorgan Multi-Manager Small Cap Growth Fund’s (the “Fund”) assets managed by Seligman. Accordingly, all references to Frederick J. Ruvkun in the Fund’s Statement of Additional Information are deleted. The Seligman portfolio management team will now be led by Michael J. Alpert and will continue to include Stephan B. Yost. In addition, Matthew T. D’Alto and Mira J. Lee will join the Seligman portfolio management team.

The following tables provide information about the other accounts managed by the individuals who will serve as portfolio managers for the portion of Fund assets allocated to Seligman and their ownership of JPMorgan Multi-Manager Small Cap Growth Fund securities.

The table below shows information, as of May 31, 2006, regarding all accounts (excluding the JPMorgan Multi-Manager Small Cap Growth Fund) managed by each Seligman portfolio manager.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Michael J. Alpert	1	$79.3 million	None	None	397	$934.7 million
Stephan B. Yost	1	$79.3 million	None	None	397	$939.8 million
Matthew T. D’Alto	1	$79.3 million	None	None	401	$934.0 million
Mira J. Lee	1	$79.3 million	None	None	398	$934.0 million

The table below shows information as of May 31, 2006 on all accounts managed by each Seligman portfolio manager that have advisory fees wholly or partly based on performance.

Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Michael J. Alpert	None	None	None	None	None	None
Stephan B. Yost	None	None	None	None	None	None
Matthew T. D’Alto	None	None	None	None	None	None
Mira J. Lee	None	None	None	None	None	None

Ownership of Securities

The table below indicates the dollar range of securities of the Fund beneficially owned by the Seligman portfolio managers as of May 31, 2006.

Aggregate Dollar Range of Securities in Fund
	None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	over $1,000,000
Michael J. Alpert	X
Stephan B. Yost	X
Matthew T. D’Alto	X
Mira J. Lee	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SAI-SUP-MULTIS-706